income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of temporary differences
Balance at beginning of period	$ 4,010	$ 3,707
Deferred income tax expense recognized in Net income	31	47
Deferred income tax expense recognized in other comprehensive income	(5)	246
Deferred income taxes charged directly to owners' equity and other	382	10
Balance at end of period	4,418	4,010
Property, plant, and equipment (owned) and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	2,447	2,292
Deferred income tax expense recognized in Net income	(14)	75
Deferred income taxes charged directly to owners' equity and other	397	80
Balance at end of period	2,830	2,447
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,751	1,692
Deferred income tax expense recognized in Net income	105	59
Balance at end of period	1,856	1,751
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	(33)	(40)
Deferred income tax expense recognized in Net income	1	7
Balance at end of period	(32)	(33)
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	195	307
Deferred income tax expense recognized in Net income	(90)	(112)
Balance at end of period	105	195
Net pension amounts
Reconciliation of temporary differences
Balance at beginning of period	(60)	(247)
Deferred income tax expense recognized in Net income	(19)	(22)
Deferred income tax expense recognized in other comprehensive income	45	209
Balance at end of period	(34)	(60)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(174)	(215)
Deferred income tax expense recognized in Net income	28	41
Deferred income taxes charged directly to owners' equity and other	(4)
Balance at end of period	(150)	(174)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(108)	(67)
Deferred income tax expense recognized in Net income	(29)	(23)
Deferred income taxes charged directly to owners' equity and other	(7)	(18)
Balance at end of period	(144)	(108)
Share-based compensation amounts and other
Reconciliation of temporary differences
Balance at beginning of period	(8)	(15)
Deferred income tax expense recognized in Net income	49	22
Deferred income tax expense recognized in other comprehensive income	(50)	37
Deferred income taxes charged directly to owners' equity and other	(4)	(52)
Balance at end of period	$ (13)	$ (8)